Expense Example	Feb. 28, 2025 USD ($)
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	$ 400